ACTIVITY OF ATENTO S.A. AND CORPORATE INFORMATION (Details)	Dec. 31, 2012
Telefonica S.A. [member] | CRM Business [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%